Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001027596
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011
The Teberg Fund (Prospectus Summary) | The Teberg Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEBRX

The Teberg Fund (Prospectus Summary) | The Teberg Fund
Summary Section
Investment Objective
The investment objective of The Teberg Fund (the "Fund") is to seek to maximize total return (capital appreciation plus income).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	The Teberg Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Teberg Fund Investor Class
Management Fees		1.50%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.59%
Subtotal Annual Fund Operating Expenses		0.0234
Acquired Fund Fees and Expenses		0.78%
Total Annual Fund Operating Expenses	[1]	3.12%
Less: Fee Waiver	[2]	(0.02%)
Net Annual Fund Operating Expenses		3.10%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	Effective April 1, 2009, First Associated Investment Advisors, Inc. (the "Advisor") has contractually agreed to reduce its management fee in the amount of any Rule 12b-1 fees received from transactions involving the Fund. The Advisor will pay to the Fund the amount of any such Rule 12b-1fees. The management fee reduction will remain in effect at least through July 29, 2021, and may be terminated only with the consent of the Fund's Board of Trustees.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Teberg Fund Investor Class	313	957	1,625	3,411

Portfolio Turnover.
The Fund pays transaction costs when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86.88% of the average value of its portfolio.

Principal Investment Strategies
To achieve the Fund's investment objective, the Advisor invests the Fund's assets primarily in shares of any number of other no-load and load-waived mutual funds, sometimes referred to in this Prospectus as "Underlying Funds." The
Underlying Funds pursue their own investment objectives by investing in particular types of securities (e.g., equity or debt), emphasizing a particular investment style (e.g., value or growth), or emphasizing certain industries or sectors. Some of the Underlying Funds invest in the stocks of small, medium and large capitalization domestic or international companies while others invest in fixed-income securities of varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., investment grade or lower than investment grade), including government and corporate bonds, as well as high-yield securities or "junk bonds." Over time, the Fund's asset mix is likely to consist of a combination of equity, fixed-income, or money market funds; however, the
Fund reserves the right to invest all of its assets in any one of these asset classes depending upon market conditions and to actively trade in Underlying
Funds. Additionally, the Fund may commit up to 80% of its net assets at any given time to Underlying Funds that invest in high-yield or "junk bond"
securities.

The Advisor is responsible for constructing and maintaining the allocation of the Fund's assets in a timely combination of Underlying Funds that maximizes the
Fund's total return. The Advisor uses a "top down" approach to actively selecting Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Advisor analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

To determine when to sell Underlying Funds, the Advisor analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Advisor continuously monitors the pricing of each
Underlying Fund to identify if it is performing as anticipated with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Advisor may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

Because the Fund is a "fund of funds," you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual
Underlying Fund expenses are expected to vary with changes in the allocation of the Fund's assets among various Underlying Funds.

Principal Investment Risks
Losing all or a portion of your investment is a risk of investing in the Fund.
The following additional risks could affect the value of your investment:

·  Management Risk. The risk that investment strategies employed by the Advisor in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments may not result in an increase in the value of your investment equal to other investments or may cause your investment to lose value.

·  Stock Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Underlying Funds of which the Fund owns shares and other factors affecting the securities markets generally.

·  Bond Market Risk. These risks apply to the extent the Underlying Funds hold fixed-income securities. Interest rate risk is the risk that interest rates may go up resulting in a decrease in the value of the securities held by the
   Underlying Funds. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

·  High-Yield Securities Risk. The fixed-income securities held by Underlying
   Funds that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

·  Small and Medium Capitalization Companies Risk. Securities of smaller companies in which the Underlying Funds may invest involve greater risk than securities of larger companies because they can be subject to more abrupt or erratic share price changes than securities of larger, more established companies.

·  Non-Diversification Risk. The Fund is non-diversified, which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular Underlying Fund. The Fund's shares may be more susceptible to adverse changes in the value of a particular Underlying Fund than the shares of a diversified mutual fund.

·  Industry or Sector Emphasis Risk. To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular industry or sector, such Underlying Fund's shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

·  Underlying Funds Expense Risk. The Underlying Funds, which may include exchange-traded funds ("ETFs"), are either open-end or closed-end investment companies. ETFs are investment companies that are bought and sold on a national securities exchange. All Underlying Funds have management fees that are part of their costs. To the extent that the Fund invests in Underlying
   Funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds' management fees and operational expenses.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing
   Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

This Fund may be appropriate for investors who are:

·  seeking capital appreciation and income consistent with the assumption of an average level of market risk;

·  willing to leave their money invested in the Fund for at least five years;

·  able to tolerate a risk that they may experience share price fluctuations or lose money on their investment; or

·  able to tolerate the risks associated with investments in high-yield securities.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.tebergfund.com or by calling the Fund toll-free at 1-866-209-1964.

Calendar Year Total Returns (%) as of December 31

The Fund's year-to-date return as of June 30, 2011, was 1.81%. During the period of time displayed in the bar chart, the Fund's highest quarterly return was
19.24% for the quarter ended June 30, 2009, and the Fund's lowest quarterly return was -15.42% for the quarter ended December 31, 2008.

Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns The Teberg Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	6.08%	4.05%	4.79%	Apr 1, 2002
Investor Class After Taxes on Distributions	Return After Taxes on Distributions	5.30%	2.95%	3.87%	Apr 1, 2002
Investor Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.92%	3.21%	3.82%	Apr 1, 2002
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.07%	Apr 1, 2002
Dow Jones Industrial Average	Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)	14.06%	4.31%	3.82%	Apr 1, 2002

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").  The Return After Taxes on
Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
The Teberg Fund (Prospectus Summary) | The Teberg Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Summary Section
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of The Teberg Fund (the "Fund") is to seek to maximize total return (capital appreciation plus income).

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86.88% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.88%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To achieve the Fund's investment objective, the Advisor invests the Fund's assets primarily in shares of any number of other no-load and load-waived mutual funds, sometimes referred to in this Prospectus as "Underlying Funds." The
Underlying Funds pursue their own investment objectives by investing in particular types of securities (e.g., equity or debt), emphasizing a particular investment style (e.g., value or growth), or emphasizing certain industries or sectors. Some of the Underlying Funds invest in the stocks of small, medium and large capitalization domestic or international companies while others invest in fixed-income securities of varying maturities (e.g., short-term, intermediate or long-term) and credit qualities (e.g., investment grade or lower than investment grade), including government and corporate bonds, as well as high-yield securities or "junk bonds." Over time, the Fund's asset mix is likely to consist of a combination of equity, fixed-income, or money market funds; however, the
Fund reserves the right to invest all of its assets in any one of these asset classes depending upon market conditions and to actively trade in Underlying
Funds. Additionally, the Fund may commit up to 80% of its net assets at any given time to Underlying Funds that invest in high-yield or "junk bond"
securities.

The Advisor is responsible for constructing and maintaining the allocation of the Fund's assets in a timely combination of Underlying Funds that maximizes the
Fund's total return. The Advisor uses a "top down" approach to actively selecting Underlying Funds that begins with an analysis of the general economic outlook. The next step is to analyze historical market patterns with the goal of determining which categories and sectors are likely to perform well in certain economic conditions. Next, the Advisor analyzes the historical returns of a broad universe of mutual funds and selects those that exhibit the potential for superior growth based on factors including, but not limited to, their exposure to risk, historical performance, downside records, and competitive position.

To determine when to sell Underlying Funds, the Advisor analyzes how the general economic outlook could impact certain categories and sectors based on historical market patterns. The Advisor continuously monitors the pricing of each
Underlying Fund to identify if it is performing as anticipated with the goal of selling an Underlying Fund when it appears to have reached its expected growth potential. The Advisor may sell an Underlying Fund prior to reaching this growth level if the economic outlook changes or it appears that the Underlying Fund is not reacting to current conditions as it has to similar periods in the past.

Because the Fund is a "fund of funds," you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Fund invests in addition to the expenses of the Fund. Actual
Underlying Fund expenses are expected to vary with changes in the allocation of the Fund's assets among various Underlying Funds.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the Fund.
The following additional risks could affect the value of your investment:

·  Management Risk. The risk that investment strategies employed by the Advisor in selecting the Underlying Funds and those used by the Underlying Funds in selecting investments may not result in an increase in the value of your investment equal to other investments or may cause your investment to lose value.

·  Stock Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Underlying Funds of which the Fund owns shares and other factors affecting the securities markets generally.

·  Bond Market Risk. These risks apply to the extent the Underlying Funds hold fixed-income securities. Interest rate risk is the risk that interest rates may go up resulting in a decrease in the value of the securities held by the
   Underlying Funds. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

·  High-Yield Securities Risk. The fixed-income securities held by Underlying
   Funds that are rated below investment grade (i.e., "junk bonds") are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.

·  Small and Medium Capitalization Companies Risk. Securities of smaller companies in which the Underlying Funds may invest involve greater risk than securities of larger companies because they can be subject to more abrupt or erratic share price changes than securities of larger, more established companies.

·  Non-Diversification Risk. The Fund is non-diversified, which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular Underlying Fund. The Fund's shares may be more susceptible to adverse changes in the value of a particular Underlying Fund than the shares of a diversified mutual fund.

·  Industry or Sector Emphasis Risk. To the extent that an Underlying Fund invests a substantial portion of its portfolio in a particular industry or sector, such Underlying Fund's shares may be more volatile and fluctuate more than shares of an Underlying Fund investing in a broader range of securities.

·  Underlying Funds Expense Risk. The Underlying Funds, which may include exchange-traded funds ("ETFs"), are either open-end or closed-end investment companies. ETFs are investment companies that are bought and sold on a national securities exchange. All Underlying Funds have management fees that are part of their costs. To the extent that the Fund invests in Underlying
   Funds, there will be some duplication of expenses because the Fund would bear its pro rata portion of such funds' management fees and operational expenses.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws. When purchasing
   Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

This Fund may be appropriate for investors who are:

·  seeking capital appreciation and income consistent with the assumption of an average level of market risk;

·  willing to leave their money invested in the Fund for at least five years;

·  able to tolerate a risk that they may experience share price fluctuations or lose money on their investment; or

·  able to tolerate the risks associated with investments in high-yield securities.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means that compared with diversified funds, the Fund may invest a greater percentage of its assets in a particular Underlying Fund. The Fund's shares may be more susceptible to adverse changes in the value of a particular Underlying Fund than the shares of a diversified mutual fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 and 5 years and since inception compare with those of broad measures of market performance. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.tebergfund.com or by calling the Fund toll-free at 1-866-209-1964.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-209-1964
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.tebergfund.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns (%) as of December 31
Bar Chart, Closing	rr_BarChartClosingTextBlock
The Fund's year-to-date return as of June 30, 2011, was 1.81%. During the period of time displayed in the bar chart, the Fund's highest quarterly return was
19.24% for the quarter ended June 30, 2009, and the Fund's lowest quarterly return was -15.42% for the quarter ended December 31, 2008.

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts ("IRAs").  The Return After Taxes on
Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the periods ended December 31, 2010)
The Teberg Fund (Prospectus Summary) | The Teberg Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2021-07-29
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.42%)
The Teberg Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
The Teberg Fund | Dow Jones Industrial Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Dow Jones Industrial Average (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
The Teberg Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%
Subtotal Annual Fund Operating Expenses	ck0001027596_OperatingExpenseSubtotal	0.0234
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%	[1]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.10%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	957
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,625
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,411
Annual Return 2003	rr_AnnualReturn2003	20.38%
Annual Return 2004	rr_AnnualReturn2004	3.94%
Annual Return 2005	rr_AnnualReturn2005	2.94%
Annual Return 2006	rr_AnnualReturn2006	10.31%
Annual Return 2007	rr_AnnualReturn2007	3.77%
Annual Return 2008	rr_AnnualReturn2008	(27.30%)
Annual Return 2009	rr_AnnualReturn2009	38.16%
Annual Return 2010	rr_AnnualReturn2010	6.08%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
The Teberg Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002
The Teberg Fund | Investor Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2002

[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Waiver provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses ("AFFE").
[2]	Effective April 1, 2009, First Associated Investment Advisors, Inc. (the "Advisor") has contractually agreed to reduce its management fee in the amount of any Rule 12b-1 fees received from transactions involving the Fund. The Advisor will pay to the Fund the amount of any such Rule 12b-1fees. The management fee reduction will remain in effect at least through July 29, 2021, and may be terminated only with the consent of the Fund's Board of Trustees.